Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Equity	$ 32,174	$ 31,710	$ 30,746
Cumulative translation adjustments
Equity	95	95	92
Additional paid-in capital
Equity	$ 1,996	$ 2,002	$ 2,011